Derivative Financial Instruments and Hedge Accounting_Fair Value Of Non-Derivative Financial Instruments(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Hedge of Net Investments in Foreign Operations
Non Derivative Financial Instruments Designated As Hedging Instruments At Fair Value [Line Items]
Debentures in foreign currencies	₩ 852,570	₩ 97,737